MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

June 30, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Automobiles & Components: 1.2%
Harley-Davidson, Inc.	1,681	$59,188
Banks: 1.0%
Bank of America Corp.	1,727	49,548
Capital Goods: 7.7%
Allegion Plc	1,043	125,180
Emerson Electric Co.	570	51,522
Masco Corp.	1,126	64,610
Rockwell Automation, Inc.	412	135,732
		377,044
Consumer Discretionary Distribution & Retail: 4.1%
Etsy, Inc. *	678	57,366
Lowe’s Companies, Inc.	281	63,422
MercadoLibre, Inc. *	68	80,553
		201,341
Consumer Durables & Apparel: 2.5%
Polaris, Inc.	1,030	124,558
Consumer Services: 2.4%
Starbucks Corp.	560	55,474
Yum! Brands, Inc.	448	62,070
		117,544
Energy: 1.3%
Cheniere Energy, Inc.	409	62,315
Financial Services: 18.7%
American Express Co.	378	65,848
BlackRock, Inc.	167	115,420
CME Group, Inc.	651	120,624
Intercontinental Exchange, Inc.	1,097	124,049
MarketAxess Holdings, Inc.	413	107,966
Mastercard, Inc.	160	62,928
Northern Trust Corp.	633	46,931
State Street Corp.	1,503	109,990
The Bank of New York Mellon Corp.	1,243	55,338
Tradeweb Markets, Inc.	858	58,756
Western Union Co.	4,041	47,401
		915,251
Food, Beverage & Tobacco: 8.5%
Brown-Forman Corp.	917	61,237
Campbell Soup Co.	1,289	58,920
Constellation Brands, Inc.	482	118,635
Kellogg Co.	1,674	112,828
Mondelez International, Inc.	847	61,780
		413,400
Health Care Equipment & Services: 5.2%
Medtronic Plc	726	63,961
Veeva Systems, Inc. *	314	62,087
Zimmer Biomet Holdings, Inc.	877	127,690
		253,738
	Number of Shares	Value
Household & Personal Products: 3.4%
Clorox Co.	765	$121,666
Estee Lauder Cos, Inc.	233	45,757
		167,423
Materials: 2.2%
Ecolab, Inc.	339	63,288
International Flavors & Fragrances, Inc.	533	42,421
		105,709
Media & Entertainment: 6.0%
Alphabet, Inc. *	485	58,055
Comcast Corp.	3,037	126,186
John Wiley & Sons, Inc.	1,371	46,655
Walt Disney Co. *	642	57,318
		288,214
Pharmaceuticals, Biotechnology & Life Sciences: 5.9%
Agilent Technologies, Inc.	509	61,207
Biogen, Inc. *	385	109,667
Gilead Sciences, Inc.	781	60,192
Thermo Fisher Scientific, Inc.	114	59,480
		290,546
Semiconductors & Semiconductor Equipment: 6.8%
Analog Devices, Inc.	327	63,703
Applied Materials, Inc.	523	75,594
KLA Corp.	142	68,873
Monolithic Power Systems, Inc.	120	64,828
Teradyne, Inc.	570	63,458
		336,456
Software & Services: 18.2%
Autodesk, Inc. *	592	121,129
Blackbaud, Inc. *	957	68,119
Fortinet, Inc. *	1,103	83,376
Guidewire Software, Inc. *	820	62,386
Intuit, Inc.	141	64,605
Microsoft Corp.	233	79,346
Palo Alto Networks, Inc. *	380	97,094
Roper Technologies, Inc.	131	62,985
Salesforce, Inc. *	289	61,054
ServiceNow, Inc. *	112	62,941
Tyler Technologies, Inc. *	153	63,720
VeriSign, Inc. *	280	63,272
		890,027
Technology Hardware & Equipment: 3.8%
Cisco Systems, Inc.	2,349	121,537
Keysight Technologies, Inc. *	368	61,622
		183,159
Transportation: 1.1%
CH Robinson Worldwide, Inc.	584	55,100
Total Common Stocks (Cost: $4,552,043)		4,890,561
Total Investments: 100.0% (Cost: $4,552,043)		4,890,561
Other assets less liabilities: 0.0%		1,277
NET ASSETS: 100.0%		$4,891,838

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MORNINGSTAR ESG MOAT ETF

SCHEDULE OF INVESTMENTS

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Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Information Technology	28.8%	$1,409,640
Financials	19.7	964,798
Consumer Staples	11.9	580,822
Health Care	11.1	544,285
Consumer Discretionary	10.3	502,630
Industrials	8.8	432,147
Communication Services	5.9	288,215
Materials	2.2	105,709
Energy	1.3	62,315
	100.0%	$4,890,561
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